STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Outstanding) (Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.57	$ 0.57	$ 0.57
Exercise Prices (Upper Limit)	1.69	1.69	$ 1.69
$0.57 - $1.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	0.57	0.57
Exercise Prices (Upper Limit)	$ 1.69	$ 1.69
Number Outstanding Currently Exercisable	15,190,336	18,504,240
Weighted Average Remaining Contractual Life	3 years 11 months 1 day	3 years 6 months 10 days
Exercise Price	$ 0.85	$ 0.90